Capital stock	12 Months Ended
Aug. 31, 2021
Capital stock
Capital stock

18. Capital stock

Authorized

Voting Common Shares, voting and participating

Issued

	2021	2020
	$	$
8,324,861 voting common shares [2020 – 4,585,001]	42,834,982	2,497,813

Subscription and issuance of Class A common shares, share exchange and share consolidation

On September 3, 2019, the Board of Directors authorized the issuance of 75 Class A shares for total consideration of $75. On January 20, 2020, the Board of Directors amended the share capital of the Company. Immediately thereafter, the Board of Directors authorized the exchange of 600 Class A shares, being the entire share capital of the Company, for 13,850,916 Voting Common Shares, at a ratio of 23,084.86:1. Immediately thereafter, the Board of Directors authorized the issuance of 2,643 Voting Common Shares for total consideration of $0.11.

On September 3, 2020, the Board of Directors authorized the consolidation of all the issued and outstanding Voting Common Shares on the basis on 1 post-consolidation Voting Common Shares for every 3.7 pre-consolidation Voting Common Shares. The impact of this adjustment has been reflected in the Company’s share capital and earnings (loss) per share.

Subscription and issuance of Voting Common Shares

On January 20, 2020, the Board of Directors authorized the issuance of 76,577 Voting Common Shares for total consideration of $212,500.

On March 4, 2020, the Board of Directors authorized the issuance of 36,036 Voting Common Shares for total consideration of $100,000.

On March 5, 2020, the Board of Directors authorized the issuance of 86,486 Voting Common Shares, for total consideration of $320,000.

On April 10, 2020, the Board of Directors authorized the issuance of 540,540 Voting Common Shares to a third party in exchange for marketing services to be provided at a later date. Subsequently, on July 6, 2020, the contract and the related shares were cancelled, and no services were provided to the Company.

On April 10, 2020, the Board of Directors authorized the issuance of 31,982 Voting Common Shares, for services provided to the Company. The services were valued at $118,333 of which $91,800 is in connection with transaction costs directly attributable to the issuance of Voting Common Shares and $26,533 is included in professional fees.

In July 2020, the Board of Directors authorized the issuance of 357,973 Voting Common Shares, for total consideration of $1,324,500.

In addition, the Board of Directors authorized the issuance of 39,189 Voting Common Shares in connection with transaction costs amounting to $145,000 directly attributable to the issuance of Voting Common Shares.

The Company signed an agreement with the Chief Financial Officer [“CFO”] of the Company to grant a company controlled by the CFO Voting Common Shares in exchange for services rendered by the CFO. The CFO will receive 41,178 Voting Common Shares of the Company for every $500,000 tranche of qualified equity financing in which he directly assisted to raise up to a maximum of 205,795 Voting Common Shares if $2,500,000 is raised.

In July 2020, the Board of Directors authorized the issuance of 205,795 Voting Common Shares to a company controlled by the CFO of the Company in connection with the share-based compensation agreement. The Company has recorded a share-based compensation expense in the amount of $572,110 as a result of the issuance of the Voting Common Shares.

In August 2020, the Board of Directors authorized the issuance of 6,757 Voting Common Shares for total consideration of $25,000.

On September 2, 2020, the Board of Directors authorized the issuance of 547,297 Voting Common shares, for a total consideration of $2,025,000.

On September 18, 2020, the Board of Directors authorized the issuance of 45,351 Voting Common Shares, for services provided to the Company. The services were valued at $167,799 of which $58,730 is in connection with transaction costs directly attributable to the issuance of Voting Common Shares and $109,069 is included in professional fees.

On November 27, 2020, the Company completed its initial public offering [the “Offering”] of an aggregate of 2,760,000 common shares of the Company at a price of U.S.$10.00 ($13.22) per share for proceeds of U.S.$25,287,624 ($33,430,239) net of a U.S.$1,932,000 ($2,554,104) cash commission paid to the underwriter and professional fees in connection with the Offering amounting to U.S.$380,376 ($502,857). Netted against the proceeds from the Offering are also included professional fees amounting to $271,726 that were previously recorded in prepaids.

On December 22, 2020, the Board of Directors authorized the issuance of 69,650 Voting Common Shares, being the conversion of the advances from related parties of $898,489 [note 14].

On the same day, the Board of Directors authorized the issuance of 3,067 Voting Common Shares for a total consideration of $39,200 which remains receivable on May 31, 2021 and is presented in the advances to related parties [note 13].

On February 16, 2021, the Company issued 30,000 Voting Common Shares at a price of U.S. $15.07 [approximately $19.13] as part of the consideration paid for the acquisition of intellectual property [note 11].

On June 3, 2021, the Company issued 284,495 Voting Common Shares at a price of U.S. $10.09 [approximately $12.21] as part of the consideration paid in a business acquisition [note 5].